Segments and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2017
Segments and Geographical Information [Abstract]
Schedule of revenues, gross profit and assets for the operating segments
	RFID and Mobile Solutions(BOS-Dimex)	Supply Chain Solutions (BOS-Odem)	Intercompany	Consolidated

2017
Revenues	$13,666	$15,495	$(229)	$28,932
Gross profit	$3,623	$2,722	$-	$6,345
Assets related to segment	$5,456	$229	$-	$5,685

2016
Revenues	$12,197	$15,291	$(61)	$27,427
Gross profit	$2,888	$2,427	$-	$5,315
Assets related to segment	$5,308	$120	$-	$5,428

2015
Revenues	$9,270	$16,336	$(7)	$25,599
Gross profit	$2,608	$2,529	$-	$5,137
Assets related to segment	$4,753	$159	$-	$4,912

Schedule of total revenues and long-lived assets
	Year ended December 31,
	2017		2016		2015
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *	revenues	assets *	revenues	assets *

Israel	$21,870	$651	$20,619	$514	$19,044	$480
India	4,497	-	3,119	-	3,140	-
Far East	1,416	-	2,964	-	1,390	-
America	918	-	411	-	855	-
Europe	231	-	314	-	1,170	-

	$28,932	$651	$27,427	$514	$25,599	$480

(*)	Long-lived assets are comprised of property and equipment (intangible assets and goodwill are not included).

Schedule of major customer data
	Year ended December 31,
	2017	2016	2015

Customer A (Supply Chain Segment)	-	-	13%